SHORT-TERM AND LONG-TERM DEBT (Narrative) (Details)						1 Months Ended																						2 Months Ended	3 Months Ended	12 Months Ended					32 Months Ended	51 Months Ended
	Jun. 22, 2020 USD ($)	Jun. 22, 2020 NOK (kr)	Sep. 13, 2018 NOK (kr)	Apr. 23, 2018 USD ($) $ / shares	Oct. 05, 2016 USD ($) $ / shares shares	Nov. 30, 2020 USD ($)	Oct. 31, 2020 USD ($)	May 31, 2020 USD ($)	Mar. 31, 2020 USD ($) subsidiary carrier vessel	Sep. 30, 2019 USD ($) tanker subsidiary	Jun. 30, 2019 USD ($) subsidiary	Mar. 31, 2019 USD ($) subsidiary carrier	Feb. 28, 2019 USD ($) subsidiary tanker carrier	Dec. 31, 2018 USD ($) carrier subsidiary	Jun. 30, 2018 USD ($) vessel subsidiary	Apr. 30, 2018 USD ($) shares	Aug. 31, 2017 USD ($) carrier subsidiary	Nov. 30, 2015 USD ($) carrier subsidiary	Jul. 31, 2015 USD ($) subsidiary carrier	Dec. 31, 2014 subsidiary	Nov. 30, 2014 USD ($) subsidiary vessel	Sep. 30, 2014 USD ($) subsidiary vessel	Jun. 30, 2014 USD ($) subsidiary vessel	Oct. 31, 2013 USD ($)	May 31, 2011 USD ($) vessel subsidiary	Mar. 31, 2010 USD ($)	Feb. 28, 2010 USD ($)	Mar. 31, 2020 USD ($) vessel carrier	Mar. 31, 2020 USD ($) vessel carrier	Dec. 31, 2020 USD ($) tanker carrier $ / shares shares	Dec. 31, 2019 USD ($) carrier shares	Dec. 31, 2018 USD ($) carrier	Dec. 31, 2017	Dec. 31, 2016 carrier	Dec. 31, 2020 USD ($) tanker carrier $ / shares shares	Dec. 31, 2020 USD ($) tanker carrier $ / shares shares	Dec. 31, 2020 NOK (kr) tanker carrier shares	Jun. 30, 2020 USD ($) shares	Mar. 31, 2020 NOK (kr) vessel carrier	Jan. 21, 2020 NOK (kr)	Dec. 31, 2019 NOK (kr) carrier shares	Jul. 30, 2019 NOK (kr)	Jun. 04, 2019 NOK (kr)	May 31, 2018 vessel	May 04, 2018 USD ($)	Jun. 22, 2017 NOK (kr)	Nov. 30, 2016 USD ($) shares	Dec. 30, 2014 USD ($)
Debt Instrument [Line Items]
Long-term debt																														$ 1,663,394,000	$ 1,627,177,000				$ 1,663,394,000	$ 1,663,394,000
Share price (usd per share) | $ / shares																														$ 6.28					$ 6.28	$ 6.28
Repurchase of bonds																														$ 66,570,000	80,749,000	$ 97,248,000
Total authorized for share lending arrangement (in shares) | shares																7,000,000
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiary															15
Gain on purchase of bonds and debt extinguishment																														$ 67,533,000	1,802,000	1,146,000
Number of car carriers | carrier																														2					2	2	2
Number of vessels acquired | vessel															15																													4
Restricted cash																														$ 9,000,000.0	3,500,000				$ 9,000,000.0	$ 9,000,000.0
Book value of consolidated assets pledged under ship mortgages																														1,864,000,000	1,753,000,000				1,864,000,000	1,864,000,000
Financial Guarantee | SFL Linus
Debt Instrument [Line Items]
Term loan facility, amount guaranteed																															102,500,000
Financial Guarantee | SFL Deepwater
Debt Instrument [Line Items]
Term loan facility, amount guaranteed																														0.0	84,700,000				0.0	0.0
5.75% unsecured convertible bonds due 2021
Debt Instrument [Line Items]
Long-term debt																														212,200,000	212,200,000				212,200,000	$ 212,200,000
Interest rate					5.75%
Debt instrument, convertible, conversion ratio					0.0562596000																															0.065451000
Conversion price (in dollars per share) | $ / shares					$ 17.7747
4.875% unsecured convertible bonds due 2023
Debt Instrument [Line Items]
Term loan facility, principal amount				$ 150,000,000																																									$ 14,000,000.0
Gain on purchased bonds																														300,000	300,000
Long-term debt																														$ 139,900,000	148,300,000				$ 139,900,000	$ 139,900,000
Interest rate																4.875%														4.875%					4.875%	4.875%	4.875%
Debt instrument, convertible, conversion ratio				0.0528157000																															0.0654462000
Conversion price (in dollars per share) | $ / shares				$ 18.93																										$ 13.92					$ 13.92	$ 13.92
Principal amounts																														$ 76,800,000					$ 76,800,000	$ 76,800,000
Common stock, shares loaned to affiliate (in shares) | shares																3,765,842														3,765,842					3,765,842	3,765,842	3,765,842
Recognition of equity component arising from issuance																														$ 6,800,000	7,100,000
Amortization of deferred charges																														1,300,000	1,300,000
Repurchase of bonds																														8,400,000	3,400,000
Total allocated as the reacquisition of the equity component																														300,000	200,000				$ 300,000	$ 300,000
US Dollar 40.0 million Senior Secured Term Loan Facility
Debt Instrument [Line Items]
Long-term debt																														37,000,000.0	0.0				37,000,000.0	37,000,000.0
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiary									2
Number of suezmax tankers against which loan was secured | carrier									2																			2	2										2
Term of loan in years									2 years
US Dollar 15.0 million Senior Secured Term Loan Facility
Debt Instrument [Line Items]
Long-term debt																														12,800,000	0.0				12,800,000	12,800,000
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiary									3
Term of loan in years									5 years
Number of vessels against which loan was secured | vessel									3																			3	3										3
US Dollar 175.0 million Term Loan Facility
Debt Instrument [Line Items]
Term loan facility, principal amount									$ 175,000,000																			$ 175,000,000	$ 175,000,000
Long-term debt																														165,500,000	0.0				165,500,000	165,500,000
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiary									4
Term of loan in years									5 years
Number of container vessels | vessel									4																			4	4										4
US Dollar 50.0 million Senior Secured Term Loan Facility
Debt Instrument [Line Items]
Term loan facility, principal amount								$ 50,000,000
Long-term debt																														48,600,000	0.0				48,600,000	48,600,000
Term of loan in years								5 years
US Dollar 50.0 million Senior Secured Credit Facility
Debt Instrument [Line Items]
Term loan facility, principal amount						$ 50,000,000
Long-term debt																														50,000,000.0	0.0				50,000,000.0	50,000,000.0
Term of loan in years						4 years
US Dollar 24.9 million Senior Secured Term Loan Facility
Debt Instrument [Line Items]
Long-term debt																														20,300,000	22,900,000				20,300,000	20,300,000
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiary													3
Term of loan in years													5 years
Number of vessels against which loan was secured | carrier													3
US Dollar 50 million Senior Secured Term Loan Facility
Debt Instrument [Line Items]
Term loan facility, principal amount													$ 50,000,000
Long-term debt																														$ 35,200,000	50,000,000.0				$ 35,200,000	$ 35,200,000
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiary													3
Term of loan in years													4 years
Number of tankers chartered | tanker													3																	2					2	2	2
Number of tankers sold | tanker																														1					1	1	1
Facility repurchased amount																														$ 14,900,000
US Dollar 29.5 million Term Loan Facility
Debt Instrument [Line Items]
Term loan facility, principal amount												$ 29,500,000
Long-term debt																														23,000,000.0	27,000,000.0				$ 23,000,000.0	$ 23,000,000.0
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiary												2
Term of loan in years												5 years
Number of car carriers | carrier												2
US Dollar 33.1 million Term Loan Facility
Debt Instrument [Line Items]
Term loan facility, principal amount											$ 33,100,000
Long-term debt																														28,800,000	33,100,000				28,800,000	28,800,000
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiary											5
Term of loan in years											4 years
US Dollar 142.5 million Term Loan Facility
Debt Instrument [Line Items]
Term loan facility, principal amount										$ 142,500,000
Long-term debt																														0.0	142,500,000				0.0	0.0
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiary										3
Term of loan in years										5 years
Number of newbuilding crude oil tankers acquired | tanker										3
US Dollar 45 million secured term loan facility
Debt Instrument [Line Items]
Term loan facility, principal amount																							$ 45,000,000
Long-term debt																														45,000,000.0	45,000,000.0				45,000,000.0	45,000,000.0
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiary																							7
Number of container vessels | vessel																							7
Term loan facility, term																							5 years
Term loan facility, extension term											2 years
SFL Deepwater
Debt Instrument [Line Items]
Term loan facility, principal amount																								$ 390,000,000
Facility repurchased amount							$ 110,000,000.0
Long-term debt																														0.0	187,900,000				0.0	0.0
Gain on purchase of bonds and debt extinguishment							66,100,000
Term loan facility, term																								5 years
Term loan facility, amount guaranteed																														$ 0.0	84,700,000				0.0	0.0
Debt instrument, repurchased face amount							$ 176,100,000
Term loan facility, extension term																														4 years
Norwegian kroner 500 million senior unsecured floating rate bonds due 2020
Debt Instrument [Line Items]
Term loan facility, principal amount | kr																																														kr 500,000,000
Facility repurchased amount									$ 19,500,000																			$ 19,500,000	$ 19,500,000										kr 174,000,000
Gain on purchased bonds																													400,000
Repayments of unsecured debt	$ 33,700,000	kr 326,000,000
Long-term debt																														$ 0.0	56,900,000				0.0	0.0	kr 0.0				kr 500,000,000.0
Norwegian kroner 700 million senior unsecured floating rate bonds due 2023
Debt Instrument [Line Items]
Term loan facility, principal amount																														81,600,000	79,700,000				81,600,000	81,600,000	700,000,000				700,000,000
Percentage of par of bonds issued			101.625%
NOK600million senior unsecured floating rate bonds due 2023
Debt Instrument [Line Items]
Term loan facility, principal amount | kr			kr 600,000,000																																							kr 100,000,000
NOK700 Million Senior Unsecured Bonds due 2024
Debt Instrument [Line Items]
Term loan facility, principal amount | kr																																					700,000,000						kr 700,000,000
Facility repurchased amount									500,000																			500,000	500,000										5,000,000
Gain on purchased bonds									0.0
Long-term debt																														81,000,000.0	79,700,000				81,000,000.0	81,000,000.0	695,000,000				700,000,000
NOK600 Million Senior Unsecured Bonds due 2025
Debt Instrument [Line Items]
Term loan facility, principal amount | kr																																					600,000,000			kr 600,000,000
Facility repurchased amount									6,000,000.0																			6,000,000.0	6,000,000.0										kr 60,000,000
Gain on purchased bonds																												1,400,000
Long-term debt																														62,900,000	0.0				62,900,000	62,900,000	kr 540,000,000				kr 0
Floating Rate Debt | US Dollar 40.0 million Senior Secured Term Loan Facility
Debt Instrument [Line Items]
Term loan facility, principal amount									40,000,000																			40,000,000	40,000,000
Floating Rate Debt | US Dollar 15.0 million Senior Secured Term Loan Facility
Debt Instrument [Line Items]
Term loan facility, principal amount									$ 15,000,000																			$ 15,000,000	$ 15,000,000
Floating Rate Debt | US Dollar 24.9 million Senior Secured Term Loan Facility
Debt Instrument [Line Items]
Term loan facility, principal amount													$ 24,900,000
Floating Rate Debt | US$ 43 million secured term loan facility (February 2010)
Debt Instrument [Line Items]
Term loan facility, principal amount																											$ 42,600,000
Long-term debt																														0.0	14,900,000				0.0	0.0
Term of loan in years																											5 years
Floating Rate Debt | US$ 43 million secured term loan facility (March 2010)
Debt Instrument [Line Items]
Term loan facility, principal amount																										$ 42,600,000
Long-term debt																														0.0	14,900,000				0.0	0.0
Term of loan in years																										5 years
Floating Rate Debt | US$ 171 million secured term loan facility
Debt Instrument [Line Items]
Term loan facility, principal amount																									$ 171,000,000
Long-term debt																														53,200,000	63,400,000				53,200,000	53,200,000
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiary																									8
Term of loan in years																									10 years
Number of vessels against which loan was secured | vessel																									7
Floating Rate Debt | US Dollar 45 million secured term loan facility
Debt Instrument [Line Items]
Available amount under revolving part of credit facility																														0.0	0.0				0.0	0.0
Floating Rate Debt | US dollar 20 million secured term loan facility
Debt Instrument [Line Items]
Term loan facility, principal amount																						$ 20,000,000
Long-term debt																														17,300,000	19,100,000				17,300,000	17,300,000
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiary																						2
Number of container vessels | vessel																						2
Term loan facility, term																						5 years
Floating Rate Debt | US dollar 128 million secured term loan facility (September 2014)
Debt Instrument [Line Items]
Term loan facility, principal amount																						$ 127,500,000
Long-term debt																														0.0	84,000,000.0				0.0	0.0
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiary																						2
Number of container vessels | vessel																						2
Term loan facility, term																						7 years
Floating Rate Debt | US dollar 128 million secured term loan facility (November 2014)
Debt Instrument [Line Items]
Term loan facility, principal amount																					$ 127,500,000
Long-term debt																														0.0	87,100,000				0.0	0.0
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiary																					2
Number of container vessels | vessel																					2
Term loan facility, term																					7 years
Floating Rate Debt | US dollar 39 million secured term loan facility
Debt Instrument [Line Items]
Term loan facility, principal amount																																																$ 39,000,000
Long-term debt																														21,800,000	$ 24,300,000				21,800,000	21,800,000
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiary																				2
Term loan facility, term																				8 years
Number of drybulk carriers | carrier																															2										2
Floating Rate Debt | US dollar 166 million secured term loan facility
Debt Instrument [Line Items]
Term loan facility, principal amount																			$ 166,400,000
Long-term debt																														90,100,000	$ 104,000,000.0				90,100,000	90,100,000
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiary																			8
Number of vessels against which loan was secured | carrier																			8
Term loan facility, term																			7 years
Floating Rate Debt | US dollar 210 million secured term loan facility (Maersk)
Debt Instrument [Line Items]
Term loan facility, principal amount																		$ 210,000,000
Long-term debt																														99,500,000	160,800,000				99,500,000	99,500,000
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiary																		3
Number of vessels against which loan was secured | carrier																		3
Term loan facility, term																		5 years
Number of vessels delivered | carrier																		1																2
Facility repurchased amount						$ 49,200,000
Floating Rate Debt | US Dollar 76 Million Secured Term Loan Facility
Debt Instrument [Line Items]
Term loan facility, principal amount																	$ 76,000,000
Long-term debt																														59,100,000	64,300,000				59,100,000	59,100,000
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiary																	2
Number of vessels against which loan was secured | carrier																	2
Term loan facility, term																	7 years
Floating Rate Debt | US dollar 50 million secured term loan facility
Debt Instrument [Line Items]
Term loan facility, principal amount															$ 50,000,000
Term of loan in years															7 years
Floating Rate Debt | US dollar 50 million secured term loan facility (June 2018)
Debt Instrument [Line Items]
Long-term debt																														34,100,000	40,700,000				34,100,000	34,100,000
Floating Rate Debt | US dollar 17.5 million secured term loan facility
Debt Instrument [Line Items]
Term loan facility, principal amount														$ 17,500,000																12,900,000	15,700,000	$ 17,500,000			12,900,000	12,900,000
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiary														2
Number of vessels against which loan was secured | carrier														2																		2
Term loan facility, term														5 years
Line of Credit
Debt Instrument [Line Items]
Debt instrument, maturity date extension term																																	4 years
Line of Credit | US Dollar 475.0 million Term Loan And Revolving Credit Facility
Debt Instrument [Line Items]
Term loan facility, principal amount																								$ 475,000,000
Long-term debt																														216,000,000.0	232,100,000				216,000,000.0	216,000,000.0
Term loan facility, term																								5 years
Line of Credit | US Dollar 390.0 million Term Loan And Revolving Credit Facility
Debt Instrument [Line Items]
Term loan facility, principal amount																								$ 390,000,000
Long-term debt																														0.0	187,900,000				$ 0.0	$ 0.0
Term loan facility, term																								5 years
5.75% unsecured convertible bonds due 2021
Debt Instrument [Line Items]
Term loan facility, principal amount					$ 225,000,000
Repayments of unsecured debt																														$ 0
Conversion price (in dollars per share) | $ / shares																														$ 15.20					$ 15.20	$ 15.20
Minimum dividend before convertible debt rate is adjusted (in dollars per share) | $ / shares					$ 0.225
Principal amounts																														$ 124,500,000					$ 124,500,000	$ 124,500,000
Common shares loan to affiliate | shares					8,000,000
Loan fee					$ 120,000																																										$ 80,000
Common stock, shares loaned to affiliate (in shares) | shares																																															8,000,000
Recognition of equity component arising from issuance																														4,000,000.0	4,000,000.0
Amortization of deferred charges																														800,000	700,000
4.875% unsecured convertible bonds due 2023
Debt Instrument [Line Items]
Recognition of equity component arising from issuance																$ 7,900,000														(300,000)	(200,000)
Common stock - Frontline Ltd
Debt Instrument [Line Items]
Term loan facility, principal amount																														$ 15,600,000	$ 36,800,000				$ 15,600,000	$ 15,600,000		$ 36,800,000
Forward contract to repurchase shares (shares) | shares																															3,400,000
Number of shares sold (in shares) | shares																														2,000,000.0	7,600,000
Secured borrowings, amount repaid																														$ 21,100,000
Investment owned (in shares) | shares																														1,400,000	3,400,000				1,400,000	1,400,000	1,400,000	1,400,000			3,400,000
Forward contract to repurchase shares																														$ 16,100,000					$ 16,100,000	$ 16,100,000
Secured borrowings, liability recorded																														$ 15,600,000	$ 36,800,000				$ 15,600,000	$ 15,600,000
Secured borrowings, collateral, percentage of repurchase price																														20.00%					20.00%	20.00%	20.00%
Additional paid-in capital | 4.875% unsecured convertible bonds due 2023
Debt Instrument [Line Items]
Recognition of equity component arising from issuance																																$ 7,906,000
Additional paid-in capital | 5.75% unsecured convertible bonds due 2021
Debt Instrument [Line Items]
Recognition of equity component arising from issuance																														$ 4,600,000
Additional paid-in capital | 4.875% unsecured convertible bonds due 2023
Debt Instrument [Line Items]
Recognition of equity component arising from issuance																														$ 7,900,000